Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of warrants outstanding and exercisable
	Warrants	Weighted Average Exercise Price

Warrants outstanding, as of December 31, 2019	$-	$-
Issued	212,363,343	0.266

Warrants outstanding, as of December 31, 2020	$212,363,343	$0.266

Issued	184,915,000	0.266

Warrants outstanding, as of December 31, 2021	$397,278,343	$0.266

Schedule of warrants outstanding
Warrants Outstanding	Warrants Exercisable	Weighted Average Exercise Price	Average Remaining Contractual Life
July 1, 2020 Warrants	67,445,674	$0.29	5 years
August 27, 2020 Warrants	53,580,020	$0.27	5 years
November 3, 2020 Warrants	65,337,649	$0.281	5 years
December 23, 2020 Warrants	26,000,000	$0.155	5 years
January 7, 2021 Warrants	13,525,000	$1.85	5 years
January 15, 2021 Warrants	23,880,000	$2.00	5 years
February 9, 2021 Warrants	23,880,000	$4.05	5 years
February 24, 2021 Warrants	23,880,000	$4.05	5 years
February 11, 2021 Warrants	16,500,000	$7.00	5 years
February 17, 2021 Warrants	2,450,000	$7.00	5 years
February 18, 2021 Warrants	4,300,000	$10.00	5 years
March 29, 2021 Warrants	25,000,000	$5.00	5 years
November 9, 2021 Warrants	51,500,000	$1.75	5 years